Allowance for credit losses (Tables)	6 Months Ended
Jun. 30, 2020
Credit Loss [Abstract]
Allowance For Credit Loss
Movements in the allowance for credit losses during the six months ended June 30, 2020 were as follows:

Six Months Ended June 30, 2020
Allowance for credit losses at beginning of period	$—
Cumulative effect due to adoption of new accounting standard	30,264
Current period provision for expected credit losses	33,999
Write-offs charged against the allowance	—
Allowance for credit losses at end of period	$64,263